Other Financial Liabilities	12 Months Ended
Dec. 31, 2017
Disclosure of financial liabilities [abstract]
Other financial liabilities

19.  Other financial liabilities

Other financial liabilities comprise the following at December 31:

	2017			2016
	Non-			Non-
	Current	Current	Total	Current	Current	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Financial loans from government agencies	10,971	88,420	99,391	85,768	1,592	87,360
Derivative financial instruments	38,040	—	38,040	699	—	699
Total	49,011	88,420	137,431	86,467	1,592	88,059

Financial loans from government agencies

On September 8, 2016, FerroAtlántica, S.A., as borrower, and the Spanish Ministry of Industry, Tourism and Commerce (the ‘Ministry’), as lender, entered into two loan agreements under which the Ministry made available to the borrower loans in aggregate principal amount of €44.9 million and €26.9 million, respectively, in connection with industrial development projects relating to the Company’s solar grade silicon project. The loan of  €44.9 million is contractually due to be repaid in 7 installments over a 10-year period with the first three years as a grace period. The loan of €26.9 million was repaid in April 2018. Interest on outstanding amounts under each loan accrues at an annual rate of 2.29%. As of December 31, 2017, the amortized cost of these loans was €72,517 thousand (equivalent to $86,969 thousand).

The agreements governing the loans contain the following limitations on the use of the proceeds of the outstanding loan: (1) the investment of the proceeds must occur between January 1, 2016 and June 23, 2018; (2) the allocation of the proceeds must adhere to certain approved budget categories; (3) if the final investment cost is lower than the budgeted amount, the borrower must reimburse the Ministry proportionally; and (4) the borrower must comply with certain statutory restrictions regarding related party transactions and the procurement of goods and services. The Company is currently seeking an extension from the Ministry in order to be able to use the proceeds subsequent to May 23, 2018.  As of December 31, 2017, the balance of these loans have been presented within current liabilities due to non-compliance with the loan conditions.

The remaining non-current and current balances are related to loans granted mainly by French and Spanish government agencies.

Derivative financial instruments

Derivative financial instruments comprise the following at December 31:

	2017	2016
	US$'000	US$'000
Derivatives designated as hedging instruments
Cross currency swap	26,219	—

Derivatives not designated as hedging instruments
Cross currency swap	7,429	—
Interest rate swaps	4,392	699
	38,040	699

Cross currency swap

The Company's operations generate cash flows predominantly in Euros and US dollars. The Company is exposed to exchange rate fluctuations between these currencies as it expects to convert Euros into US dollars to settle a proportion of the interest and principal of the Notes (see Note 18). To manage this currency risk, the Parent Company entered a cross-currency swap (the "CCS") on May 12, 2017 where on a semi-annual basis it will receive interest of 9.375% on a notional of $192,500 thousand and pay interest of 8.062% on a notional of €176,638 thousand and it will exchange these Euro and US dollar notional amounts at maturity of the Notes in 2022. The timing of payments of interest and principal under the CCS coincide exactly with those of the Notes.

The fair value of the CCS at December 31, 2017 was $33,648 thousand (see Note 28).

The Parent Company, which has a Euro functional currency, has designated $150,000 thousand of the notional amount of the CCS as a cash flow hedge of the variability of the Euro functional currency equivalents of the future US dollar cash flows of $150,000 thousand of the principal amount of the Notes. This cash flow hedge was assessed to be highly effective at December 31, 2017. During the year ended December 31, 2017, the change in fair value of the CCS has resulted in a loss of $24,171 thousand recognized through other comprehensive income in the valuation adjustments reserve. Amounts transferred from the valuation adjustments reserve to the income statement comprise a loss of $14,791 thousand transferred to exchange differences and a gain of $1,216 thousand transferred to finance costs. At December 31, 2017, a balance of $10,596 thousand in respect of the cash flow hedge of the CCS remained in the valuation adjustment reserve and will be reclassified to the income statement as the hedged item affects profit or loss over the period to maturity of the Notes.

The remaining $42,500 thousand of the notional amount of the CCS is not designated as a cash flow hedge and is accounted for at fair value through profit or loss, resulting in an expense of $6,850 thousand for the year ended December 31, 2017, which is recorded in financial derivative loss in the consolidated income statement.

Interest rate swaps

The Company enters into interest rate swaps to manage the risk of changes in interest rates on certain non-current and current obligations. Since June 30, 2015, the interest rate swaps have been considered as ineffective hedges and as a result the changes in fair value of these derivatives are recognized through profit or loss.

The following interest rate swaps were outstanding at December 31:

	2017
	Nominal		Fixed	Reference	Fair
	Amount		Interest	Floating	Value
	US$'000	Maturity	Rate	Interest Rate	US$'000
Lease of hydroelectrical installations	143,916	2022	2.05	6-month Euribor	(4,392)
Total					(4,392)

	2016
	Nominal		Fixed	Reference	Fair
	Amount		Interest	Floating	Value
	US$'000	Maturity	Rate	Interest Rate	US$'000
Lease of hydroelectrical installations	126,492	2022	2.05	6-month Euribor	(5,576)
Borrowings to finance investments in Chinese subsidiaries	26,353	2019	2.81%	6-month Euribor	(699)
Total					(6,275)
Presented in the statement of financial position as:
Other financial liabilities					(699)
Liabilities associated with assets classified as held for sale					(5,576)
Total					(6,275)

On February 15, 2017, the interest rate swap related to borrowings to finance investments in Chinese subsidiaries was settled together with the related borrowings.